EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
schedule of issued capital

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
December 31, 2023: 8,377,897 (December 31, 2022: 40,948,082*) common shares, no par value	450,782	450,782	63,682

schedule of issued capital shares combination

	Number of shares	Share capital
		CNY	US$

As of January 1, 2022，December 31, 2022 and January 1, 2023	40,948,082	450,782	63,682

Effect of Five-to-One Share Combination*	(32,750,185)	—	—

Equity-settled share-based payments	180,000	—	—

As of December 31, 2023	8,377,897	450,782	63,682

*	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.

Schedule of other capital reserves

	Other capital reserves
	CNY	US$

As of January 1, 2022	719,110	101,589

Equity inventive share-based payment (Note 26)	16,209	2,290

As of December 31, 2022	735,319	103,879

As of January 1, 2023	735,319	103,879

Deemed distribution from the controlling shareholder (Note 3)	20,382	2,880

Equity-settled share-based payments	3,074	435

As of December 31, 2023	758,775	107,194